Interest in Other Entities (Details) - Schedule of Profit (Loss) Attributed to Non-Controlling Interest - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Interest in Other Entities (Details) - Schedule of Profit (Loss) Attributed to Non-Controlling Interest [Line Items]
Profit (Loss) attributed to non-controlling interests	$ (1,336)	$ (1,158)
Eventer [Member]
Interest in Other Entities (Details) - Schedule of Profit (Loss) Attributed to Non-Controlling Interest [Line Items]
Profit (Loss) attributed to non-controlling interests	88	(307)
Jeffs’ Brands [Member]
Interest in Other Entities (Details) - Schedule of Profit (Loss) Attributed to Non-Controlling Interest [Line Items]
Profit (Loss) attributed to non-controlling interests	(661)	(793)
Gix Internet [Member]
Interest in Other Entities (Details) - Schedule of Profit (Loss) Attributed to Non-Controlling Interest [Line Items]
Profit (Loss) attributed to non-controlling interests	(668)	(65)
GERD IP [Member]
Interest in Other Entities (Details) - Schedule of Profit (Loss) Attributed to Non-Controlling Interest [Line Items]
Profit (Loss) attributed to non-controlling interests		7
Fuel Doctor [Member]
Interest in Other Entities (Details) - Schedule of Profit (Loss) Attributed to Non-Controlling Interest [Line Items]
Profit (Loss) attributed to non-controlling interests	$ (95)